ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3. ACQUISITION

Acquisition of Project FL3

        On January 28, 2011, Canadian Solar Solutions Inc. ("CSSI") entered into a purchase agreement with SkyPower Limited ("SkyPower"), an independent third party, to purchase 50% of the share interest of both SunE Sky GP First Light III Ltd ("FL3 GP") and SunE Sky First Light III LP ("FL3 LP"), collectively "Project FL3" to extend its business scope as a solar farm owner in Canada. FL3 GP and FL3 LP were formed to build, install and operate the Project FL3, which is a proposed solar plant in Ontario Canada. The Company paid $3,020,109 for the 50% interest in FL3 GP and FL3 LP and accounted for the investment using the equity method.

        On May 24, 2011, CSSI entered into another purchase agreement with SkyPower to acquire the remaining 50% equity interests and become the sole shareholder of both FL3 GP and FL3 LP. The Company paid $3,084,714 for such interests. The fair value of the acquired company as of May 24, 2011 approximated that of the acquired company as of January 28, 2011; therefore, no material gain or loss resulted from the step acquisition. GP's and FL3 LP's results of operations have been consolidated since May 24, 2011 and were immaterial for the year ended December 31, 2012.

Purchase price allocation

Net tangible assets acquired	$845,929
Deferred tax liabilities	(1,345,152)
Power purchase agreement	4,339,201
Goodwill	2,264,845

Total consideration	$6,104,823

        Goodwill is not deductible for tax purposes and is not amortized, but is reviewed annually for impairment. The acquired goodwill is not deductible for tax purposes.

        The fair value of the power purchase agreement, was calculated using the income approach and has an estimated useful life of 20 years. Amortization expense of $142,969 was recorded for the year ended December 31, 2011.

        On August 27, 2012, CSSI completed the sale of Project FL3 to Stonepeak Infrastructure Partners ("Stonepeak") for $48.9 million, with a profit of $6.4 million.

Acquisition of Projects 16

        On April 17, 2012, the Company entered into a purchase agreement with a group of sellers ("Seller") under which the Company acquired 97% of the common shares and non-voting tracking shares in 16 solar power projects ("Projects 16") representing approximately 190-200MW from Seller. Each of these projects was awarded a 20-year power purchase contract by the Ontario Power Authority. Fifteen of these contracts were issued under Ontario's FIT program, and one was issued as part of Ontario's Renewable Energy Standard Offer Program (or "RESOP"). The following table summarized the total consideration the Company paid as at the closing date.

Total consideration paid
Cash consideration	$186,716,547
Fair value of the issuance of warrant, net of cash received	7,774,990

$194,491,537

        The Company has allocated the total consideration between the tangible assets and project assets on the balance sheets.

        As a part of the consideration, CSI issued a warrant (the "Warrant") which entitled the Seller to acquire 9.90% of CSI's outstanding common shares. The Warrant will not be exercisable until the expiry of one (1) year from June 15, 2012 (the "Closing Date"), and will expire on the fifth (5th) anniversary of the Closing Date. The exercise price of the warrant is $5.00. The exercise price is subject to standard anti-dilution adjustments.

        The fair market value of warrants was determined on the grant date through the binomial option pricing model using the following assumptions:

As at June 15, 2012
Risk free rate	1.76%
Volatility ratio	93.50%
Dividend yield	—

        As the non-voting tracking shares issued by the solar power projects were still held by the Seller on the Closing Date, and 97% of them would be redeemable by the Company upon satisfaction of certain conditions, the non-voting tracking shares are considered puttable equity instruments with a redemption feature that is not solely within the Company's control, and accordingly presented as redeemable non-controlling interest on the consolidated balance sheets.

  Acquisition of SunEdison Projects

        On December 26, 2012, CSSI acquired 100% interest in two utility-scale solar power projects in Ontario,Canada from SunEdision Power Canada Inc. with the total consideration of $20.5 million. The Company recorded them as project assets on the consolidated balance sheets.